Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	North Capital Funds Trust
Entity Central Index Key	0001761511
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	North Capital Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	NCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Capital Treasury Money Market Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.northcapital.com/. You can also request this information by contacting us at 833-262-3863 (833-2-NCFUND).
Additional Information Phone Number	833-262-3863 (833-2-NCFUND)
Additional Information Website	https://funds.northcapital.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$0	0.00%
[1]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 66,712,860
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$66,712,860
Number of Holdings	14
Net Advisory Fee	$0
Daily Liquid Assets	99.9%
Weekly Liquid Assets	99.9%
Weighted Average Maturity	31.88 days
Weighted Average Life	31.88 days
7-Day Yield	3.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Security Types	(% of Net Assets)
U.S. Treasury Bills	100.2%
Cash & Other	-0.2%

Effective Maturity Schedule	(% of Net Assets)
1-7 Days	18.4%
8-30 Days	20.0%
31-90 Days	61.6%
91-180 Days	0.0%
181 Days or more	0.0%

Updated Prospectus Web Address	https://funds.northcapital.com/

[1]
*	Annualized